LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments (1)	6,593	5,356
Available-for-sale debt investments (2)	1,181,693	525,373

	1,188,286	530,729

(1)
The Group holds less than 40%
 equity interests in several third-party private companies through investments in their
 common shares or in-substance common share. The Group accounts for the investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. The Group recorded its shares of income in these investments of

RMB869, RMB1,348 and RMB63 for the year
s
ended December 31, 2018, 2019 and 2020 respectively.

(2)	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments described in Note 2.